ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 103,173,555	$ 114,250,772	$ 118,570,672	$ 120,678,898
Short-term investment		2,992,343
Amounts due from related parties	2,592,450	2,242,382
Total current assets	119,301,920	129,543,244
Investment in equity investees	16,138,860	14,047,509
Total assets	141,861,743	151,188,506
Current liabilities:
Accrued expenses and other current liabilities	4,814,555	6,279,858
Amount due to related parties	422,019	369,983
Total current liabilities	26,726,565	29,259,561
Taomee Holdings Limited shareholders' equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 741,126,859 and 751,088,350 shares issued; 735,913,039 and 708,350,670 shares outstanding as of December 31, 2013 and 2014, respectively)	15,022	14,823
Treasury stock (at cost)	(11,521,316)	(1,198,904)
Additional paid-in capital	76,308,327	73,757,483
Accumulated other comprehensive income	4,188,419	4,342,755
Retained earnings	45,860,434	44,853,977
Taomee Holdings Limited shareholders' equity	114,850,886	121,770,134
Total liabilities and equity	141,861,743	151,188,506
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	751,088,350	741,126,859
Ordinary shares, outstanding	708,350,670	735,913,039
Parent company
Current assets:
Cash and cash equivalents	27,573,723	35,106,326	50,978,382	57,584,139
Short-term investment		2,992,343
Other current assets	122,905	772,412
Amounts due from related parties	10,100,000	9,800,000
Total current assets	37,796,628	48,671,081
Total assets	117,243,540	124,826,200
Current liabilities:
Accrued expenses and other current liabilities	253,108	788,831
Total current liabilities	2,239,948	2,778,049
Long-term liabilities	152,706	278,017
Total liabilities	2,392,654	3,056,066
Taomee Holdings Limited shareholders' equity
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 741,126,859 and 751,088,350 shares issued; 735,913,039 and 708,350,670 shares outstanding as of December 31, 2013 and 2014, respectively)	15,022	14,823
Treasury stock (at cost)	(11,521,316)	(1,198,904)
Additional paid-in capital	76,308,327	73,757,483
Accumulated other comprehensive income	4,188,419	4,342,755
Retained earnings	45,860,434	44,853,977
Taomee Holdings Limited shareholders' equity	114,850,886	121,770,134
Total liabilities and equity	117,243,540	124,826,200
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	751,088,350	741,126,859
Ordinary shares, outstanding	708,350,670	735,913,039
Parent company | Investment in subsidiaries
Current assets:
Investment in equity investees	69,491,249	64,434,458
Parent company | Investments in joint venture
Current assets:
Investment in equity investees	9,955,663	11,720,661
Parent company | Subsidiaries
Current liabilities:
Amount due to related parties	$ 1,986,840	$ 1,989,218